Employee benefits - Movement in Fair Value of Plan Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Interest expense (income), net defined benefit liability (asset)	€ 2.7	€ 3.6
Reconciliation of changes in net assets available for benefits [abstract]
Plan assets, beginning balance	(86.4)
Gain (loss) on remeasurement, net defined benefit liability (asset)	(28.0)	(35.3)
Contributions to plan, net defined benefit liability (asset)	(0.6)	0.6
Payments from plan, net defined benefit liability (asset)	7.0	5.2
Exchange adjustments	2.8	(1.2)
Acquired through business combinations	6.6
Defined benefit retirement plans
Disclosure of defined benefit plans [line items]
Interest expense (income), net defined benefit liability (asset)	2.7	3.6
Reconciliation of changes in net assets available for benefits [abstract]
Plan assets, beginning balance	86.4	81.5
Acquired through business combinations	11.8
Interest income	1.0	1.4
Gain (loss) on remeasurement, net defined benefit liability (asset)	28.0	35.3
Contributions to plan, net defined benefit liability (asset)	(0.6)	0.6
Payments from plan, net defined benefit liability (asset)	(7.0)	5.2
Contributions by employer	0.5	0.5
Contributions by members	0.5	0.5
Benefits paid	(2.7)	(2.6)
Exchange adjustments	2.8	(1.3)
Acquired through business combinations	6.6
Post-employment Retirement Benefits [Member]
Disclosure of defined benefit plans [line items]
Interest expense (income), net defined benefit liability (asset)	0.0	0.0
Reconciliation of changes in net assets available for benefits [abstract]
Gain (loss) on remeasurement, net defined benefit liability (asset)	0.0	0.0
Contributions to plan, net defined benefit liability (asset)	0.0	0.0
Payments from plan, net defined benefit liability (asset)	0.0	0.0
Benefits paid		0.0
Exchange adjustments	0.0	€ 0.1
Acquired through business combinations	€ 0.0